Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Metier description	The expenses incurred in relation to the consulting services provided for the years ended December 31, 2021 and 2020 were $4.3 million and $0.6 million, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss. The unpaid amount of nil and less than $0.1 million was recognized in accounts payable and accrued liabilities — related party as of December 31, 2021 and 2020, respectively.Consulting AgreementConcurrent with the consummation of the Business Combination, we agreed to a consulting agreement with the prior Chief Commercial Officer and current member of the board of directors. Per the consulting agreement, the consultant will provide services related to scaling sustainable energy storage, as well as any other services requested by us, for a term of three years. During this term, we will pay the consultant an annual fee of $0.4 million. Per the agreement, the consultant is also entitled to participate in our benefit plans made available to our senior executives. The expenses incurred for consulting services for the years ended December 31, 2021 and 2020 were $0.2 million and nil, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss. The unpaid amount of less than $0.1 million and nil was recognized in accounts payable and accrued liabilities — related party as of December 31, 2021 and 2020, respectively.MetierIn 2020, we entered into a framework agreement with Metier OEC, which provides primarily project management and administrative consulting services. The CEO of Metier OEC is the brother of our current Executive Vice President Projects. The expenses incurred for consulting services for the years ended December 31, 2021 and 2020 were $4.7 million and $0.9 million, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss.
Annual fee	$ 0.4
Incurred expense		$ 0.9
Common stock ownership	50.00%
Initial costs	$ 3.0
Net loss	$ 0.1
FREYR [Member]
Related Party Transactions (Details) [Line Items]
Common stock ownership	50.00%
Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Incurred expense	$ 0.2
Accounts payable and accrued liabilities	0.1
Metier [Member]
Related Party Transactions (Details) [Line Items]
Incurred expense	4.7
Accounts payable and accrued liabilities	$ 0.3	$ 0.3